Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	CIP Adjusted Net Income(4) ($ millions)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$9,111,185	$6,237,231	$3,067,138	$1,931,437	$136.42	$191.33	$162.4	$231.4
2024	$8,686,980	$11,631,629	$3,698,813	$3,971,054	$164.71(5)	$200.65	$81.4	$226.4
2023	$8,253,602	$5,335,253	$2,912,020	$2,089,755	$119.83	$145.35	$251.3	$231.9
2022	$8,336,757	$8,902,035	$2,865,096	$2,965,287	$132.79	$129.03	$230.4	$245.5
2021	$7,556,634	$13,980,283	$2,895,786	$3,692,270	$128.94	$139.99	$126.3	$240.1

(1) Scott Salmirs served as our principal executive officer (“PEO”) for the full fiscal year for each of 2025, 2024, 2023, 2022, and 2021. For fiscal year 2025, our non-PEO NEOs included Mr. Ellis, Mr. Jacobsen, Mr. Mahoney, Mr. Orr, and Mr. Valentin. For fiscal year 2024, our non-PEO NEOs included Mr. Ellis, Mr. Feinberg, Mr. Jacobsen, Ms. Newborn, and Mr. Valentin. For fiscal years 2023 and 2022, our non-PEO named executive officers (“NEOs”) included Mr. Ellis, Mr. Feinberg, Mr. Jacobsen, and Ms. Newborn. For fiscal year 2021, our non-PEO NEOs included Mr. Ellis, Dean A. Chin, Mr. Feinberg, Mr. Jacobsen, and Ms. Newborn.

(2) The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash and/or equity value realized or paid to ABM’s PEO or NEOs, but rather is a value calculated under applicable SEC rules. For each of fiscal year 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO SCT Total to Compensation Actually Paid Reconciliation

Fiscal Year	2021	2022	2023	2024	2025
SCT Total for PEO (column (b))	$7,556,634	$8,336,757	$8,253,602	$8,686,980	$9,111,185
- SCT “Stock Awards” column value	$4,454,996	$5,499,957	$5,750,227	$5,749,575	$6,449,997
- SCT “Option Awards” column value	$0	$0	$0	$0	$0
+ Fair Value at Fiscal Year-End of Equity Awards Granted in the Covered Fiscal Year That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$4,819,970	$5,910,698	$4,650,057	$7,360,856	$5,308,599
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$4,438,209	($39,367)	($2,204,359)	$695,070	($1,703,462)
+ Fair Value at Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	$0	$0	$0	$0	$0
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Vested During the Covered Fiscal Year	$1,236,235	($205,505)	$176,327	$341,598	($254,945)
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During the Covered Fiscal Year	$0	$0	$0	$0	$0
+ Dollar Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards During the Covered Fiscal Year	$384,231	$399,409	$209,853	$296,700	$225,851
Compensation Actually Paid to PEO (column (c))	$13,980,283	$8,902,035	$5,335,253	$11,631,629	$6,237,231

Non-PEO NEO Average SCT Total to Average Compensation Actually Paid Reconciliation

Fiscal Year	2021	2022	2023	2024	2025

Average SCT Total for Non-PEO NEOs (column (d))	$2,895,786	$2,865,096	$2,912,020	$3,698,813	$3,067,138
- SCT “Stock Awards” column value	$1,365,593	$1,402,456	$1,581,287	$1,739,859	$1,302,683
- SCT “Option Awards” column value	$0	$0	$0	$0	$0
+ Fair Value at Fiscal Year-End of Equity Awards Granted in the Covered Fiscal Year That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$1,502,347	$1,507,193	$1,278,745	$1,837,163	$820,505
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$475,245	($19,548)	($613,616)	$135,875	($373,237)
+ Fair Value at Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	$0	$0	$0	$0	$0
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Vested During the Covered Fiscal Year	$120,555	($47,588)	$36,346	$114,862	($44,512)
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During the Covered Fiscal Year	$0	$0	$0	$142,775	$275,378
+ Dollar Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards During the Covered Fiscal Year	$63,930	$62,590	$57,547	$66,975	$39,604
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$3,692,270	$2,965,287	$2,089,755	$3,971,054	$1,931,437

(3) For each year, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on October 30, 2020 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, the Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Composite 1500 – Commercial Services and Supplies industry index (the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) CIP Adjusted Net Income is a non-GAAP measure. Reconciliations to the nearest GAAP measure, Net Income, are set forth in Appendix A.

(5) 2024 TSR for ABM has been corrected for a missed dividend.

Company Selected Measure Name	CIP Adjusted Net Income
Named Executive Officers, Footnote

(1) Scott Salmirs served as our principal executive officer (“PEO”) for the full fiscal year for each of 2025, 2024, 2023, 2022, and 2021. For fiscal year 2025, our non-PEO NEOs included Mr. Ellis, Mr. Jacobsen, Mr. Mahoney, Mr. Orr, and Mr. Valentin. For fiscal year 2024, our non-PEO NEOs included Mr. Ellis, Mr. Feinberg, Mr. Jacobsen, Ms. Newborn, and Mr. Valentin. For fiscal years 2023 and 2022, our non-PEO named executive officers (“NEOs”) included Mr. Ellis, Mr. Feinberg, Mr. Jacobsen, and Ms. Newborn. For fiscal year 2021, our non-PEO NEOs included Mr. Ellis, Dean A. Chin, Mr. Feinberg, Mr. Jacobsen, and Ms. Newborn.

Peer Group Issuers, Footnote

(3) For each year, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on October 30, 2020 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, the Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Composite 1500 – Commercial Services and Supplies industry index (the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount	$ 9,111,185	$ 8,686,980	$ 8,253,602	$ 8,336,757	$ 7,556,634
PEO Actually Paid Compensation Amount	$ 6,237,231	11,631,629	5,335,253	8,902,035	13,980,283
Adjustment To PEO Compensation, Footnote

(2) The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash and/or equity value realized or paid to ABM’s PEO or NEOs, but rather is a value calculated under applicable SEC rules. For each of fiscal year 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO SCT Total to Compensation Actually Paid Reconciliation

Fiscal Year	2021	2022	2023	2024	2025
SCT Total for PEO (column (b))	$7,556,634	$8,336,757	$8,253,602	$8,686,980	$9,111,185
- SCT “Stock Awards” column value	$4,454,996	$5,499,957	$5,750,227	$5,749,575	$6,449,997
- SCT “Option Awards” column value	$0	$0	$0	$0	$0
+ Fair Value at Fiscal Year-End of Equity Awards Granted in the Covered Fiscal Year That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$4,819,970	$5,910,698	$4,650,057	$7,360,856	$5,308,599
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$4,438,209	($39,367)	($2,204,359)	$695,070	($1,703,462)
+ Fair Value at Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	$0	$0	$0	$0	$0
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Vested During the Covered Fiscal Year	$1,236,235	($205,505)	$176,327	$341,598	($254,945)
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During the Covered Fiscal Year	$0	$0	$0	$0	$0
+ Dollar Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards During the Covered Fiscal Year	$384,231	$399,409	$209,853	$296,700	$225,851
Compensation Actually Paid to PEO (column (c))	$13,980,283	$8,902,035	$5,335,253	$11,631,629	$6,237,231

Non-PEO NEO Average Total Compensation Amount	$ 3,067,138	3,698,813	2,912,020	2,865,096	2,895,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,931,437	3,971,054	2,089,755	2,965,287	3,692,270
Adjustment to Non-PEO NEO Compensation Footnote

(2) The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash and/or equity value realized or paid to ABM’s PEO or NEOs, but rather is a value calculated under applicable SEC rules. For each of fiscal year 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Fiscal Year	2021	2022	2023	2024	2025

Average SCT Total for Non-PEO NEOs (column (d))	$2,895,786	$2,865,096	$2,912,020	$3,698,813	$3,067,138
- SCT “Stock Awards” column value	$1,365,593	$1,402,456	$1,581,287	$1,739,859	$1,302,683
- SCT “Option Awards” column value	$0	$0	$0	$0	$0
+ Fair Value at Fiscal Year-End of Equity Awards Granted in the Covered Fiscal Year That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$1,502,347	$1,507,193	$1,278,745	$1,837,163	$820,505
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Were Outstanding and Unvested as of the Covered Fiscal Year-End	$475,245	($19,548)	($613,616)	$135,875	($373,237)
+ Fair Value at Vesting Date of Equity Awards Granted and Vested in the Covered Fiscal Year	$0	$0	$0	$0	$0
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Vested During the Covered Fiscal Year	$120,555	($47,588)	$36,346	$114,862	($44,512)
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During the Covered Fiscal Year	$0	$0	$0	$142,775	$275,378
+ Dollar Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards During the Covered Fiscal Year	$63,930	$62,590	$57,547	$66,975	$39,604
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$3,692,270	$2,965,287	$2,089,755	$3,971,054	$1,931,437

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal year 2025 to our performance.

Most Important Performance Measures
• CIP Adjusted Net Income • Organic Revenue • M&A Adjusted EBITDA

Total Shareholder Return Amount	$ 136.42	164.71	119.83	132.79	128.94
Peer Group Total Shareholder Return Amount	191.33	200.65	145.35	129.03	139.99
Net Income (Loss)	$ 162,400,000	$ 81,400,000	$ 251,300,000	$ 230,400,000	$ 126,300,000
Company Selected Measure Amount	231,400,000	226,400,000	231,900,000	245,500,000	240,100,000
PEO Name	Scott Salmirs	Scott Salmirs	Scott Salmirs
Measure:: 1
Pay vs Performance Disclosure
Name	CIP Adjusted Net Income
Non-GAAP Measure Description	CIP Adjusted Net Income is a non-GAAP measure. Reconciliations to the nearest GAAP measure, Net Income, are set forth in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	M&A Adjusted EBITDA
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,308,599	$ 7,360,856	$ 4,650,057	$ 5,910,698	$ 4,819,970
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,703,462)	695,070	(2,204,359)	(39,367)	4,438,209
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,945)	341,598	176,327	(205,505)	1,236,235
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,851	296,700	209,853	399,409	384,231
PEO | "Option Awards" Column Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | "Stock Awards" Column Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,449,997)	(5,749,575)	(5,750,227)	(5,499,957)	(4,454,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	820,505	1,837,163	1,278,745	1,507,193	1,502,347
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(373,237)	135,875	(613,616)	(19,548)	475,245
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,512)	114,862	36,346	(47,588)	120,555
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,378)	(142,775)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,604	66,975	57,547	62,590	63,930
Non-PEO NEO | "Option Awards" Column Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | "Stock Awards" Column Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,302,683)	$ (1,739,859)	$ (1,581,287)	$ (1,402,456)	$ (1,365,593)